LEASE - Cash paid for amounts included in the measurement of lease liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 42,091	¥ 37,150
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 38,935	¥ 29,483